Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortization expense	$ 46.1	$ 41.1	$ 36.7
Intangible assets, amortization expense 2024	44.2
Intangible assets, amortization expense 2025	43.2
Intangible assets, amortization expense 2026	41.5
Intangible assets, amortization expense 2027	38.1
Intangible assets, amortization expense 2028	$ 34.1